Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000145852
Shareholder Report [Line Items]
Fund Name	Blue Current Global Dividend Fund
Class Name	Institutional Class
Trading Symbol	BCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bluecurrentfunds.com/downloads/. You can also request this information by contacting us at (800) 514-3583.
Additional Information Phone Number	(800) 514-3583
Additional Information Website	https://bluecurrentfunds.com/downloads/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
	Blue Current Global Dividend Fund - Institutional Class	MSCI World Index	MSCI World High Dividend Yield Index
09/18/14	$100,000	$100,000	$100,000
08/31/15	$95,352	$96,120	$90,898
08/31/16	$103,857	$102,544	$100,871
08/31/17	$117,951	$119,141	$112,712
08/31/18	$124,533	$134,754	$119,963
08/31/19	$128,153	$135,106	$122,986
08/31/20	$132,587	$157,784	$125,159
08/31/21	$172,245	$204,748	$153,755
08/31/22	$154,805	$173,882	$142,089
08/31/23	$174,831	$201,015	$157,645
08/31/24	$219,786	$250,132	$184,891

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 18, 2014)
Blue Current Global Dividend Fund - Institutional Class	25.71%	11.39%	8.24%
MSCI World Index	24.43%	13.11%	9.65%
MSCI World High Dividend Yield Index	17.28%	8.50%	6.37%

Past performance does not guarantee future results. Call (800) 514-3583 or visit https://bluecurrentfunds.com/downloads/ for current month-end performance.

Performance Inception Date		Sep. 18, 2014
Material Change Date	Aug. 31, 2024
AssetsNet	$ 76,424,124	$ 76,424,124
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 371,077
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$76,424,124 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$371,077 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Materials	0.9%
Communications	3.2%
Consumer Discretionary	4.8%
Money Market Funds	5.3%
Energy	8.0%
Health Care	12.2%
Technology	13.0%
Industrials	15.1%
Consumer Staples	15.6%
Financials	23.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.
C000164234
Shareholder Report [Line Items]
Fund Name	Marshfield Concentrated Opportunity Fund
Trading Symbol	MRFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.
Additional Information Phone Number	(855) 691-5288
Additional Information Website	https://marshfieldfunds.com/fund-documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Aug-2016	$10,610	$10,604
Aug-2017	$12,655	$12,326
Aug-2018	$15,781	$14,749
Aug-2019	$18,483	$15,180
Aug-2020	$21,342	$18,510
Aug-2021	$25,919	$24,279
Aug-2022	$25,345	$21,553
Aug-2023	$30,784	$24,989
Aug-2024	$38,431	$31,770

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	24.84%	15.77%	16.79%
S&P 500® Index	27.14%	15.92%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 955,960,890	$ 955,960,890
Holdings Count | Holding	18	18
Advisory Fees Paid, Amount	$ 6,265,358
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$955,960,890 Number of Portfolio Holdings18 Advisory Fee (net of waivers)$6,265,358 Portfolio Turnover25%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	74.4%
Money Market Funds	25.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.
C000179800
Shareholder Report [Line Items]
Fund Name	Meehan Focus Fund
Trading Symbol	MEFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.
Additional Information Phone Number	(866) 884-5968
Additional Information Website	www.meehanmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2014	$10,000	$10,000	$10,000
Aug-2015	$9,373	$10,048	$9,673
Aug-2016	$9,368	$11,309	$10,946
Aug-2017	$10,849	$13,145	$12,298
Aug-2018	$12,947	$15,730	$13,927
Aug-2019	$13,046	$16,189	$14,225
Aug-2020	$16,700	$19,740	$14,714
Aug-2021	$22,754	$25,893	$19,605
Aug-2022	$19,743	$22,986	$18,721
Aug-2023	$23,924	$26,650	$21,956
Aug-2024	$31,257	$33,882	$27,143

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	30.65%	19.10%	12.07%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Value Index	23.63%	13.80%	10.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 31, 2024
AssetsNet	$ 153,316,077	$ 153,316,077
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 986,535
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$153,316,077 Number of Portfolio Holdings25 Advisory Fee (net of waivers)$986,535 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.